SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Nature of Operations [Policy Text Block]
1)	Nature of operations

MIND C.T.I. Ltd. (the “Company”) is an Israeli company, which together with its subsidiaries operate in one segment, providing integrated products and services. The Company designs, develops, markets, supports, implements and operates billing and customer care systems, including consulting and managed services, primarily to wireless, wireline, next-generation service providers throughout the world. The Company also provides a call management system used by enterprises for call accounting, traffic analysis, and fraud detection.

The Company has wholly-owned subsidiaries in the United States ("Mind Software Inc." or "Sentori"), Romania ("Mind Software SRL"), and U.K ("Mind Software Limited" or "Omni").

Accounting Principles, Policy [Policy Text Block]
2)	Accounting principles
  The consolidated financial statements were prepared in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP").

Use of Estimates, Policy [Policy Text Block]
3)	Use of estimates in preparation of financial statements

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates. The most significant estimates with regard to the Company's consolidated financial statements relate to revenue recognition of products and service sales using the percentage of completion method, the valuation of auction rate securities, and the impairment of goodwill and other intangible asset.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
4)	Functional currency

The currency of the primary economic environment in which the operations of the Company and its subsidiaries, except the subsidiary in the U.K. as described below, are conducted is the U.S. dollar (“dollar” or “$”). Most of the Company’s revenues are derived from sales outside of Israel, which are denominated primarily in dollars. In addition, the majority of the Company’s cash reserves and financing activities are denominated in dollars. Thus, the functional currency of the Company and its subsidiaries is the dollar.

Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in non-dollar currencies are re-measured into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-dollar transactions and other items (detailed below) reflected in the statements of operations, the following exchange rates are used: (i) for transactions: exchange rates at transaction dates or average rates; and (ii) for other items (derived from non-monetary balance sheet items, such as depreciation and amortization, etc.) - historical exchange rates. The resulting currency translation gains or losses are carried to financial income or expenses, as appropriate.

The functional currency of the subsidiary in the U.K. is the British Pound. The financial statements of this subsidiary are included in consolidation, based on translation into U.S. dollars in accordance with ASC 830, “Foreign Currency Matters” (formerly SFAS No. 52): assets and liabilities are translated at year-end exchange rates, while operating results items are translated at periodically average exchange rates during the year. Differences resulting from translation are presented in shareholders’ equity.

Consolidation, Policy [Policy Text Block]
b.	Principles of consolidation:

1)	The consolidated financial statements include the accounts of the Company and all of its subsidiaries.

2)	Inter-company balances and transactions have been eliminated in consolidation. Profits from inter-company sales, not yet realized outside the Company and its subsidiaries, have also been eliminated.

Reclassifications, Policy [Policy Text Block]
c.	Reclassifications:
  Certain amounts in prior years’ financial statements have been reclassified to conform to the current year’s presentation.

Cash and Cash Equivalents, Unrestricted Cash and Cash Equivalents, Policy [Policy Text Block]
d.	Cash equivalents:

The Company and its subsidiaries consider all highly liquid investments, which include short-term bank deposits (up to three months from original date of deposit) that are not restricted as to withdrawal or use, to be cash equivalents.

Short Term Bank Deposits [Policy Text Block]
e.	Short-term bank deposits:
  Bank deposits with maturities of more than three months but less than one year are included in short-term bank deposits. Such short-term bank deposits are stated at cost.

Marketable Securities, Policy [Policy Text Block]
f.	Marketable securities

Marketable securities are classified as "financial assets held at fair value through profit or loss" when held for trading or are designated upon initial recognition as financial assets at fair value through profit or loss.

Financial asset at fair value through profit or loss is shown at fair value. Any gain or loss arising from changes in fair value, including those originating from changes in exchange rates is recognized in profit or loss in the period in which the change occurred. Net gain or loss recognized in profit or loss incorporates any dividend or interest earned on the financial asset.

Marketable Securities, Available-for-sale Securities, Policy [Policy Text Block]
g.	Available-for-sale financial assets (AFS financial assets):

AFS financial assets are non-derivatives that are either designated as AFS or are not classified as (a) loans and receivables, (b) held-to-maturity investments or (c) financial assets at fair value through profit or loss.

The AFS held by the Company are traded in an active market and are stated at fair value at the end of each reporting period. Interest income calculated using the effective interest method. Changes in the fair value of available-for-sale financial assets are recognized in other comprehensive income (loss). Unrealized losses considered to be temporary are reflected in other comprehensive income (loss). Unrealized losses that are considered to be other-than-temporary are charged to income as an impairment charge. See also Note 2.

Inventory, Policy [Policy Text Block]
h.	Inventories:
  Inventories are valued at the lower of cost or market value. Cost is determined by the “first-in, first-out” method. Most of the inventories consist of acquired hardware.

Property, Plant and Equipment, Policy [Policy Text Block]
i.	Property and equipment:

1)	These assets are stated at cost less accumulated depreciation.

2)	The assets are depreciated by the straight-line method, on basis of their estimated useful life.

Annual rates of depreciation are as follows:
%

Computers and electronic equipment	15-33
(mainly 33)
Office furniture and equipment	6-7
Vehicles	15

Leasehold improvements are amortized by the straight-line method over the term of the lease, which is shorter than the estimated useful life of the improvements.

Goodwill and Intangible Assets, Policy [Policy Text Block]
j.	Goodwill:

Goodwill reflects the excess of the purchase price of subsidiaries acquired over the fair value of net assets acquired. Under ASC 350 (formerly SFAS No. 142), goodwill is not amortized but rather tested for impairment at least annually. The Company performs annual testing for impairment of the goodwill during the third quarter of each year, see also Note 4.

Income Tax, Policy [Policy Text Block]
k.	Income taxes:

1)
Deferred taxes are determined utilizing the asset and liability method based on the estimated future tax effects of differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws. Deferred income tax provisions and benefits are based on the changes in the deferred tax asset or tax liability from period to period. Valuation allowance is included in respect of deferred tax assets when it is more likely than not, that such asset will not be realized.

2)
The Company adopted the provisions of Financial Accounting Standards Board (FASB) interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, an Interpretation of ASC 740-10 on January 1, 2007.

Revenue Recognition, Policy [Policy Text Block]
l.	Revenue recognition:

The Company’s revenues consist of revenues generated from software licensing, sales of professional services, including integration and implementation, sales of third-party hardware and software, maintenance services, managed services and training.

The Company applies the provisions of Statement of ASC 985-605, "Revenue Recognition" (formerly SOP No. 97-2) and ASC 605-35, "Construction-Type and Production-Type Contracts" (formerly SOP No. 81-1), as follows:

i)	Licenses
Revenue from sale of products is recognized when delivery has occurred, persuasive evidence of an arrangement exists, the sales price is fixed or determinable and collection is probable. If collection is not considered probable, revenue is recognized when the fee is collected. The Company generally does not grant a right of return on products sold to customers.

ii)	Services
The services the Company provides consist of implementation, training, hardware installation, maintenance, support and project management. All services are priced on a fixed price basis and are recognized ratably over the period in which the services are provided except services which are recognized under the percentage-of-completion method as described below.

Products are mainly supplied with maintenance for a period of one year from delivery. When revenue on sale of the products is recognized, the Company defers a portion of the sales price and recognizes it as maintenance revenue ratably over the above period. The portion of the sales price that is deferred is determined based on the fair value of the service as priced in transactions in which the Company renders maintenance solely. Where vendor specific objective evidence for fair value cannot be determined, the entire sale is being recognized over the maintenance period. Where the services are considered essential to the functionality of the software products, both the software product revenue and the revenue related to the integration and implementation services are recognized under the percentage-of-completion method in accordance with ASC 605-35. The Company generally determines the percentage-of-completion by comparing the labor performed to date to the estimated total labor required to complete the project. When the estimate indicates that a loss will be incurred, such loss is recorded in the period identified. Significant judgments and estimates are involved in determining the percent complete of each contract. Different assumptions could yield materially different results.

(iii)	Managed Services
Revenues from managed services include a monthly fee for services and for right of use and are recorded as service revenues and license revenues, respectively. The monthly fee is based mainly on number of subscribers or customer’s business volume and the agreements include a minimum monthly charge. These revenues are recognized on a monthly basis. Where installation services are sold together with a managed services contract, the installation services are being recognized over the entire contract term, commencing the deployment finalization.

Deferred costs of revenues are presented net of related advances from customers.

Research and Development Expense, Policy [Policy Text Block]
m.	Research and development expenses:

Pursuant to ASC 985-20, "Software - Costs of Software to be Sold, Leased, or Marketed" (formerly SFAS No. 86), development costs related to software products are expensed as incurred until the “technological feasibility” of the product has been established. Because of the relatively short time period between "technological feasibility" and product release, and the insignificant amount of costs incurred during such period, no software development costs have been capitalized.

Allowance For Doubtful Accounts, Policy [Policy Text Block]
n.	Allowance for doubtful accounts:
  The allowance is determined for specific debts doubtful of collection.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
o.	Stock based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation" (formerly SFAS No. 123 (R)), which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees and directors. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated income statements.

The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule using the straight-line method over the requisite service period for the entire award, net of estimated forfeitures.

Earnings Per Share, Policy [Policy Text Block]
p.	Earnings (loss) per share ("EPS"):

Basic EPS is computed by dividing net income by the weighted average number of shares outstanding during the year, net of treasury shares.

Diluted EPS reflects the increase in the weighted average number of shares outstanding that would result from the assumed exercise of employee stock options, calculated using the treasury-stock-method.

Treasury Shares, Policy [Policy Text Block]
q.	Treasury shares:
  Treasury shares are presented as a reduction in shareholders' equity, at their cost to the Company, under "Treasury shares".

Concentration Of Credit Risk. [Policy Text Block]
r.	Concentration of credit risks:

Most of the Company’s and its subsidiaries' cash and cash equivalents as of December 31, 2013 and 2012 were deposited with Israeli, European and U.S. banks. The Company is not aware of any specific credit risks in respect of these banks.

The Company's revenues have been generated from a large number of customers. Consequently, the exposure to credit risks relating to trade receivables is limited. The Company performs ongoing credit evaluations of its customers for the purpose of determining the appropriate allowance for doubtful accounts.

New Accounting Pronouncements, Policy [Policy Text Block]
s.	Recently issued accounting pronouncements:

On February 5, 2013, the FASB issued ASU 2013-02, which requires entities to disclose the following additional information about items reclassified out of accumulated other comprehensive income (AOCI):
•
Changes in AOCI balances by component (e.g., unrealized gains or losses on available-for-sale securities or foreign-currency items). Both before-tax and net-of-tax presentations of the information are acceptable as long as an entity presents the income tax benefit or expense attributed to each component of OCI and reclassification adjustments in either the financial statements or the notes to the financial statements.

•	Significant items reclassified out of AOCI by component either on the face of the income statement or as a separate footnote to the financial statements.
The ASU does not change the current U.S. GAAP requirements, for either public or nonpublic entities, for interim financial statement reporting of comprehensive income. That is, a total for comprehensive income must be reported in condensed interim financial statements in either (1) a single continuous statement or (2) two separate but consecutive statements. However, public entities would also need to include information about (1) changes in AOCI balances by component and (2) significant items reclassified out of AOCI in their interim reporting periods. ASU 2013-02 is effective for annual and interim reporting periods beginning after December 15, 2012. Adoption of this guidance did not have a significant impact on the determination or reporting of the Company’s financial results.

In July 2013, the FASB issued ASU No. 2013-11 amending requirements for the presentation of unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. ASU No. 2013-11 requires entities to present in the financial statements an unrecognized tax benefit, or a portion of an unrecognized tax benefit as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward except to the extent such items are not available or not intended to be used at the reporting date to settle any additional income taxes that would result from the disallowance of a tax position. In such instances, the unrecognized tax benefit is required to be presented in the financial statements as a liability and not be combined with deferred tax assets. ASU No. 2013-11 is effective for annual and interim periods beginning after December 15, 2013. The adoption of ASU No. 2013-11 had no impact on our financial condition, results of operations, or cash flows.